COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
Capital expenditures to be paid in the future	$ 1,422